Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 30, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Birmingham Bloomfield Bancshares
Entity Central Index Key	0001335792
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 5,850,000
Entity Common Stock, Shares Outstanding		1,812,662

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 4,693,585	$ 5,300,368
Federal funds sold	0	65,936
Total cash and cash equivalents	4,693,585	5,366,304
Securities, available for sale (Note 2)	4,594,761	3,200,002
Federal home loan bank stock	169,900	160,200
Loans held for sale	2,484,829	322,500
Loans (Note 3)
Total portfolio loans	106,297,926	100,378,678
Less: allowance for loan losses	(1,574,350)	(1,448,096)
Net portfolio loans	104,723,576	98,930,582
Premises & equipment (Note 5)	1,395,187	1,359,510
Bank-owned Life Insurance	2,100,000	0
Interest receivable and other assets	4,235,623	995,438
Total assets	124,397,461	110,334,536
Deposits (Note 6)
Non-interest bearing	19,662,283	14,190,295
Interest bearing	88,015,546	83,060,199
Total deposits	107,677,829	97,250,494
Secured borrowings	0	1,469,095
Interest payable and other liabilities	755,090	629,422
Total liabilities	108,432,919	99,349,011
Shareholders' equity
Common stock, no par value Authorized - 4,500,000 shares Issued and outstanding - 1,812,662 and 1,800,000 shares, respectively	17,066,618	17,034,330
Additional paid in capital	493,154	493,154
Accumulated deficit	(6,311,398)	(10,061,474)
Accumulated other comprehensive income	95,168	112,908
Total shareholders' equity	15,964,542	10,985,525
Total liabilities and shareholders' equity	124,397,461	110,334,536
Series A Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	0	1,635,000
Discount on senior preferred stock series A	0	(61,027)
Series B Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	0	82,000
Premium on preferred stock series B	0	6,634
Series C Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	0	1,744,000
Series D Preferred stock
Shareholders' equity
Senior cumulative perpetual preferred stock series $1,000 liquidation value per share, authorized, issued and outstanding	$ 4,621,000	$ 0

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value
Common stock, shares authorized	4,500,000	4,500,000
Common stock, shares issued	1,812,662	1,800,000
Common stock, shares outstanding	1,812,662	1,800,000
Series A Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.05	0.05
Preferred stock, shares issued	1,635	1,635
Preferred stock, shares outstanding	1,635	1,635
Series B Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.09	0.09
Preferred stock, shares issued	82	82
Preferred stock, shares outstanding	82	82
Series C Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.05	0.05
Preferred stock, shares issued	1,744	1,744
Preferred stock, shares outstanding	1,744	1,744
Series D Preferred stock
Preferred stock, liquidation value per share	$ 1,000	$ 1,000
Preferred stocks, shares authorized (5% for Series A and C, 9% for Series B, 1% for Series D)	0.01	0.01
Preferred stock, shares issued	4,621	4,621
Preferred stock, shares outstanding	4,621	4,621

Consolidated Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans	$ 6,243,577	$ 5,587,997	$ 3,859,870
Interest on securities	101,239	133,112	151,777
Interest on federal funds and bank balances	20,362	30,500	30,956
Total interest income	6,365,178	5,751,609	4,042,603
Interest Expense
Interest on deposits	1,208,513	1,337,544	1,345,475
Interest on federal funds and short-term borrowings	14,705	2,415
Total interest expense	1,223,218	1,339,959	1,345,475
Net Interest Income	5,141,960	4,411,650	2,697,128
Provision for loan losses	234,000	593,750	480,380
Net Interest Income After Provision for Loan Losses	4,907,960	3,817,900	2,216,748
Non-interest Income
Service charges on deposit accounts	55,443	52,266	42,052
Mortgage banking activities	434,338	12,002
SBA loan sales	701,588
Other income	41,399	61,280	43,188
Total non-interest income	1,232,768	125,548	85,240
Non-interest Expense
Salaries and employee benefits	2,755,204	1,641,944	1,571,537
Occupancy expense	518,634	442,456	549,986
Equipment expense	180,674	140,693	242,488
Loss on branch closing			609,330
Advertising and public relations	191,076	114,612	61,740
Data processing expense	223,179	190,530	211,514
Professional fees	473,438	379,256	373,502
Loan origination	224,324	78,018	48,250
Regulatory assessments	127,941	217,436	233,174
Other expenses	396,805	307,811	313,389
Total non-interest expense	5,091,275	3,512,756	4,214,910
Net Income (Loss) Before Federal Income Tax	1,049,453	430,692	(1,912,922)
Federal income tax	(2,884,715)
Net Income (Loss)	3,934,168	430,692	(1,912,922)
Dividend on senior preferred stock	129,699	176,330	64,055
Accretion of discount on preferred stock	54,393	16,400	11,207
Net Income (Loss) Applicable to Common Shareholders	$ 3,750,076	$ 237,962	$ (1,988,184)
Basic and Diluted Income (Loss) per Share	$ 2.08	$ 0.13	$ (1.1)

Consolidated Statement of Shareholders' Equity (Deficit) (USD $)	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2008	$ 9,311,969	$ 0	$ 17,034,330	$ 466,553	$ (8,311,252)	$ 122,338
Issue senior preferred stock A	1,635,000	1,635,000
Discount senior preferred stock A	(92,000)	(92,000)
Accretion of preferred stock A		12,573			(12,573)
Issue preferred stock B	82,000	82,000
Premium preferred stock B	10,000	10,000
Amortization of pref. stock B		(1,366)			1,366
Issue senior preferred stock C	1,744,000	1,744,000
Preferred Dividends	(64,055)				(64,055)
Share based payments expense	22,906			22,906
Comprehensive income (loss):
Net income (loss)	(1,912,922)				(1,912,922)
Change in unrealized gain on securities, net of tax	(8,965)					(8,965)
Total comprehensive income (loss)	(1,921,887)
Balance at Dec. 31, 2009	10,727,933	3,390,207	17,034,330	489,459	(10,299,436)	113,373
Accretion of preferred stock A		18,400			(18,400)
Amortization of pref. stock B		(2,000)			2,000
Preferred Dividends	(176,330)				(176,330)
Share based payments expense	3,695			3,695
Comprehensive income (loss):
Net income (loss)	430,692				430,692
Change in unrealized gain on securities, net of tax	(465)					(465)
Total comprehensive income (loss)	430,227
Balance at Dec. 31, 2010	10,985,525	3,406,607	17,034,330	493,154	(10,061,474)	112,908
Redeem senior preferred stock A	(1,635,000)	(1,635,000)
Accretion of preferred stock A		61,027			(61,027)
Redeem senior preferred stock B	(82,000)	(82,000)
Amortization of pref. stock B		(6,634)			6,634
Redeem senior preferred stock C	(1,744,000)	(1,744,000)
Issue senior preferred stock D	4,621,000	4,621,000
Preferred Dividends	(129,699)				(129,699)
Stock awards	32,288		32,288
Comprehensive income (loss):
Net income (loss)	3,934,168				3,934,168
Change in unrealized gain on securities, net of tax	(17,740)					(17,740)
Total comprehensive income (loss)	3,916,428
Balance at Dec. 31, 2011	$ 15,964,542	$ 4,621,000	$ 17,066,618	$ 493,154	$ (6,311,398)	$ 95,168

Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 3,934,168	$ 430,692	$ (1,912,922)
Share based payment and stock awards	32,288	3,695	22,906
Provision for loan losses	234,000	593,750	480,380
Gain on sale of loans	(434,337)
Proceeds from sales of loans originated for sale	14,155,956
Loans originated for sale	(15,883,948)	(322,500)
Accretion of securities	(802)	(5,287)	(5,147)
Gain on calls of securities		(237)	(3,028)
Gain on sale of fixed assets		(226)
Depreciation expense	218,478	180,312	303,360
Loss on disposal of branch assets			482,830
Deferred income taxes	(2,884,715)
Net decrease (increase) in other assets	(404,496)	77,332	(699,474)
Net increase (decrease) in other liabilities	125,668	186,068	204,822
Net cash (used in) provided by operating activities	(907,740)	1,143,599	(1,126,273)
Cash flows from investing activities
Net change in portfolio loans	(6,026,994)	(21,042,301)	(22,813,386)
Purchase of securities	(2,775,437)	(2,976,260)	(2,954,862)
Proceeds from calls or maturities of securities	1,200,000	3,264,900	2,999,391
Proceeds from sales of securities	0	0	0
Principal payments on securities	203,066	191,299
Purchase of Bank-owned Life Insurance	(2,100,000)
Purchases of premises and equipment	(254,155)	(50,907)	(42,562)
Net cash used in investing activities	(9,753,520)	(20,613,269)	(22,811,419)
Cash flows from financing activities
Increase in deposits	10,427,335	15,785,008	23,717,451
Net change in short term borrowings	(1,469,095)	1,469,095
Proceeds from sale of senior preferred stock	1,160,000		3,379,000
Dividend on senior preferred stock	(129,699)	(176,330)	(64,055)
Net cash provided by financing activities	9,988,541	17,077,773	27,032,396
(Decrease) increase in cash and cash equivalents	(672,719)	(2,391,897)	3,094,704
Cash and cash equivalents - beginning of period	5,366,304	7,758,201	4,663,497
Cash and cash equivalents - end of period	4,693,585	5,366,304	7,758,201
Supplemental Information:
Interest paid	1,277,935	1,235,563	1,302,913
Income tax paid	0	0	0
Loans transferred to other real estate	$ 297,806

Summary of Significant accounting principles	12 Months Ended
Dec. 31, 2011
Summary of Significant accounting principles [Abstract]
Summary of Significant accounting principles

Note 1 – Summary of Significant accounting principles

Basis of Presentation and Organization - The consolidated financial statements include the accounts of Birmingham Bloomfield Bancshares, Inc. (the “Corporation”), and its wholly owned subsidiary, Bank of Birmingham (“Bank”). All significant intercompany transactions are eliminated in consolidation. The Corporation was incorporated February 26, 2004 as Birmingham Bloomfield Bancorp, Inc., for the purpose of becoming a bank holding company under the Bank Holding Company Act of 1956, as amended. The Bank opened for business on July 26, 2006.

Use of Estimates - The accounting and reporting policies of the Corporation and its subsidiary conform to accounting principles generally accepted in the United States of America. Management is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates and assumptions. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities and the valuation of deferred tax assets.

Nature of Operations - The Corporation provides a variety of financial services to individuals and small businesses through its main office in Birmingham, Michigan. The Corporation had a second branch facility located in Bloomfield Township but this location was closed in January 2010 due to the lack of profitability. Its primary deposit products are savings, demand deposit accounts and term certificate accounts and its primary lending products are commercial loans, commercial real estate loans, residential real estate mortgages, home equity lines and consumer loans. The Bank serves businesses and consumers across Oakland and Macomb counties with the largest geographic segment of our customer base being in Oakland County.

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from banks and federal funds sold which mature within 90 days.

Securities - Securities are classified as available for sale and are reported at fair value. Unrealized holding gains or losses are reported in other comprehensive income except those determined to be other-than-temporary impaired. Premiums and discounts on securities are recognized in interest income using the interest method over the period to maturity. Realized gains or losses are based upon the amortized cost of the specific securities sold.

In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent the fair value has been less than cost, (2) the financial condition of the issuer, and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or market value in the aggregate. Net unrealized losses, if any, are recognized in a valuation allowance by charges to income.

Loans - The Corporation grants mortgage, commercial, and consumer loans to customers throughout the state focusing on southeast Michigan. A large portion of the loan portfolio is represented by commercial real estate mortgages and equity line loans primarily in Oakland County, Michigan. The ability of the Corporation’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in the process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the ability to collect a loan balance is impaired. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the loans in light of historical loss experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard, or special mention. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Large groups of homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment disclosures, except if modified and considered to be a troubled debt restructuring.

Off-balance-sheet Instruments - In the ordinary course of business, the Corporation has entered into commitments under commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Bank Premises and Equipment - Bank premises and equipment are carried at cost, less accumulated depreciation computed on the straight-line method over the shorter of the estimated useful lives of the assets or the length of the building leases as applicable.

Servicing Rights - Servicing rights are recognized as assets for the allocated value of retained servicing on loans sold. Servicing rights are expensed in the proportion to, and over the period of, estimated servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates, remaining loan terms and prepayment characteristics. Any impairment of a grouping is reported as a valuation allowance.

Income Taxes - Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method the net deferred tax asset or liability is determined based on the tax effects of the various temporary differences between the book and the tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. Valuation allowances are utilized, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Secured Borrowings - The Corporation sells the guaranteed portion of Small Business Administration “SBA” loans to outside investors. Previously, these transactions contained a provision whereby the Corporation must rebate the premium received on the sale if a loan prepays or defaults within 90 days of the loan origination (the “recourse provision”). The transfers were recognized as secured borrowing transactions while the recourse provision is in effect. After the recourse provision expired, the Corporation recognized the outstanding transaction as a sale by decreasing the Corporations loan balance, removing the secured borrowing and recognizing the gain associated with the sale. At December 31, 2010, the guaranteed portion of SBA loans sold with recourse provisions in effect continue to be reported as assets of the Company and the transferred interests totaling $1.469 million were reported as secured borrowings in the balance sheet. The unrecognized gain on these sales total $153,000 was recognized as income after the recourse provision on these loans expired in 2011. On January 28, 2011, the Small Business Administration (“SBA”) released a notice removing the 90-day warranty, or “recourse provision,” on the guaranteed portion of SBA 7(a) loans sold at a premium in the secondary market. This change allowed the Corporation to recognize income from SBA loan sales immediately upon settlement rather than waiting for the expiration of the recourse period.

Other Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income (loss). Certain changes in assets and liabilities, however, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the consolidated balance sheet. Such items, along with net income (loss) are components of comprehensive income. Accumulated other comprehensive income is reported as a separate component of stockholders equity, net of tax, and consists solely of unrealized gain and loss on available for sale investments.

Earnings per Share - Basic earnings per share represents income available to common shareholders divided by the weighted-average number of shares outstanding during the period. Diluted earnings per share includes stock options and organizer warrants. Weighted-average shares outstanding was 1,803,608 for the year ended December 31, 2011, 1,800,000 for the year ended December 31, 2010, and 1,800,000 for the year ended December 31, 2009.

Reclassification - Certain amounts appearing in the prior year’s financial statements have been reclassified to conform to the current year’s financial statements.

Recently Issued Accounting Standards

Comprehensive Income - In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income”. This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for fiscal years and interim periods with those years beginning after December 15, 2011. The implementation of this standard will only change the presentation of comprehensive income; it will not have an impact on the Company’s financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirement to present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.

ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the Codification in this ASU are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. The guidance was adopted in the first quarter of 2012 with no impact to the financial statements.

ASU No. 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (‘TDR’)” In April, 2011, FASB issued ASU No. 2011-02, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are to be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. This guidance was adopted in the current year and the necessary disclosures are included in these financial statements.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

Note 2 – Securities

The amortized cost and fair value of securities, with gross unrealized gains and losses, follows at December 31, 2011 and 2010 (000s omitted):

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U. S. Government agency securities	$2,347	$9	$(2)	$2,354
Municipal securities	709	16	(4)	721
Mortgage backed securities	1,145	113	—	1,258
Corporate bonds	250	12	—	262

Sub-Total Available for Sale	$4,451	$150	$(6)	$4,595
FHLB Stock	170	—	—	170

Total Securities	$4,621	$150	$(6)	$4,765

2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U. S. Government agency securities	$1,350	$11	$—	$1,361
Municipal securities	650	7	—	657
Mortgage backed securities	837	91	—	928
Corporate bonds	250	4	—	254

Sub-Total Available for Sale	$3,087	$113	$—	$3,200
FHLB Stock	160	—	—	160

Total Securities	$3,247	$113	$—	$3,360

As of December 31, 2011 and 2010, all securities are classified as available for sale. Unrealized gains and losses within the investment portfolio are determined to be temporary. The Bank has performed an analysis of the portfolio for other than temporary impairment and concluded no losses are required to be recognized. Management has no specific intent to sell any securities and it is not more likely than not the Bank will be required to sell any securities before recovery of the cost basis. Management expects to collect all amounts due according to the contractual terms of the security. The unrealized losses reported in the Bank’s investment portfolio are the result of changes in interest rates. The Bank expects to recover the amortized cost of the investment and the length of time the securities have been in a loss position is less than 12 months. The Corporation had three individual securities with gross unrealized losses totaling $6,000 at December 31, 2011 while there were none at December 31, 2010.

Total securities representing $0 and $1,450,000 as of December 31, 2011 and 2010 were pledged to secure public deposits from the State of Michigan. At December 31, 2011, securities with a market value of $3.6 million were pledged to the Federal Home Loan Bank of Indianapolis as collateral to access funding.

Federal Home Loan Bank stock is restricted and can only be sold back to the Federal Home Loan Bank. The carrying value of the stock approximates its fair value.

The amortized cost and estimated fair value of all securities at December 31, 2011, by contractual maturity are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations without call or prepayment penalties. The contractual maturities of securities are as follows (000s omitted):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,000	$1,998
Due in one year through five years	2,451	2,597
Due in five years through ten years	—	—
Due after ten years	—	—

Total	$4,451	$4,595

For the year ended December 31, 2011, proceeds from called securities was $1,200,000. There were no realized gains or losses in 2011. For the year ended December 31, 2010 proceeds from called securities was $3,265,000 and gross realized gains amounted to $237, no losses were recognized. There were no sales of securities in 2011 or 2010. For the year ended December 31, 2009, proceeds from sales of securities available for sale amounted to $2,999,000. Realized gains amounted to $3,028 and gross realized losses amounted to $0 in 2009.

Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

Note 3 – Loans

A summary of the balances of portfolio loans as of December 31, 2011 and 2010 is as follows (000s omitted):

	2011	2010
Mortgage loans on real estate:
Residential 1 to 4 family	$4,005	$3,380
Multifamily	14,508	12,355
Commercial	50,426	49,029
Construction	2,541	2,024
Second mortgage	112	118
Equity lines of credit	11,119	11,794

Total mortgage loans on real estate	82,711	78,700
Commercial loans	22,512	20,776
Consumer installment loans	1,141	964

Total loans	106,364	100,440
Less: Allowance for loan losses	(1,574)	(1,448)
Net deferred loan fees	(66)	(61)

Net loans	$104,724	$98,931

An analysis of the allowance for loan losses at December 31, 2011 and 2010 follows (000s omitted):

2011	Commercial	Home Equity	Residential	Consumer	Total
Allowance for Loan Losses
Beginning balance	$1,070	$352	$14	$12	$1,448
Charge-offs	—	(128)	—	—	(128)
Recoveries	20	—	—	—	20
Provision	52	192	(4)	(6)	234

Ending balance	$1,142	$416	$10	$6	$1,574
Percent of principal balance	1.22%	4.32%	0.52%	0.46%	1.48%

Ending balance: individually evaluated for impairment	$115	$212	$—	$—	$327

Ending balance: collectively evaluated for impairment	$1,027	$204	$10	$6	$1,247

Portfolio Loans
Ending unpaid principal balance	$93,503	$9,619	$1,939	$1,303	$106,364

Ending unpaid principal balance: individually evaluated for impairment	$699	$590	$—	$—	$1,289

Ending unpaid principal balance: collectively evaluated for impairment	$92,804	$9,029	$1,939	$1,303	$105,075

2010	Commercial	Home Equity	Residential	Consumer	Total
Allowance for Loan Losses
Beginning balance	$991	$166	$10	$7	$1,174
Charge-offs	(141)	(225)	—	—	(366)
Recoveries	46	—	—	—	46
Provision	174	410	4	6	594

Ending balance	$1,070	$351	$14	$13	$1,448
Percent of principal balance	1.21%	3.45%	1.21%	1.25%	1.44%

Ending balance: individually evaluated for impairment	$25	$212	$—	$—	$237

Ending balance: collectively evaluated for impairment	$1,045	$139	$14	$13	$1,211

Portfolio Loans
Ending unpaid principal balance	$88,080	$10,166	$1,153	$1,041	$100,440

Ending unpaid principal balance: individually evaluated for impairment	$2,107	$887	$—	$—	$2,994

Ending unpaid principal balance: collectively evaluated for impairment	$85,973	$9,279	$1,153	$1,041	$97,446

Management uses a loan rating system to identify the inherent risk associated with portfolio loans. Loan ratings are based on a subjective definition that describes the conditions present at each level of risk. The Bank currently uses a 1 to 8 risk rating scale for commercial loans. Each loan rating corresponds to a specific qualitative classification. All other consumer and mortgage loan types are internally rated based on various credit quality characteristics using the same qualitative classification. The risk rating classifications included: pass, special mention, substandard, doubtful and loss.

Loans risk-rated as special mention, are considered criticized loans, exhibiting some potential credit weakness that requires additional attention by management and are maintained on the internal watch list and monitored on a regular basis. Loans risk-rated as substandard or higher are considered classified loans exhibiting well-defined credit weakness and are recorded on the problem loan list and evaluated more frequently. The Bank’s credit administration function is designed to provide increased information on all types of loans to identify adverse credit risk characteristics in a timely manner. Total criticized and classified loans increased $2,931,000 to $13,821,000 at December 31, 2011 from $10,890,000 at December 31, 2010. The change was the result of an increase totaling $3,874,000 in special mention loans and a $943,000 decrease in substandard accounts. The majority of the increase is isolated to commercial loans and represents the weakness of the economic environment of our market area. There were no loans that were risk rated doubtful or loss at December 31, 2011 or 2010. Management closely monitors each loan adversely criticized or classified and institutes appropriate measures to eliminate the basis of criticism.

The primary risk elements considered by management regarding each consumer and residential real estate loan are lack of timely payment and loss of real estate values. Management has a reporting system that monitors past due loans and has adopted policies to pursue its creditor’s rights in order to preserve the Bank’s position. The primary risk elements concerning commercial and industrial loans and commercial real estate loans are the financial condition of the borrower, the sufficiency of collateral, and lack of timely payment. Management has a policy of requesting and reviewing periodic financial reporting from its commercial loan customers and verifies existence of collateral and its value.

An analysis of credit quality indicators at December 31, 2011 and 2010 follows (000s omitted):

2011

Commercial Loans

Credit Quality	Commercial Real Estate	Commercial Term	Commercial LOC	Commercial Construction
1 – pass	$—	$—	$—	$—
2 – pass	217	89	—	—
3 – pass	16,023	3,793	4,644	—
4 – pass	41,184	8,754	5,248	683
5 – special mention	5,586	2,524	511	1,858
6 – substandard	1,426	598	365	—
7 – doubtful	—	—	—	—
8 – loss	—	—	—	—

	$64,436	$15,758	$10,768	$2,541

Consumer Loans

Credit Quality	Home Equity LOC	Residential Mortgage	Home Equity Term	Consumer Installment	Consumer LOC
Pass	$8,686	$1,828	$111	$583	$700
Special mention	343	—	—	20	—
Substandard	590	—	—	—	—
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—

	$9,619	$1,828	$111	$603	$700

2010

Commercial Loans

Credit Quality	Commercial Real Estate	Commercial Term	Commercial LOC	Commercial Construction
1 – pass	$—	$—	$—	$—
2 – pass	392	—	—	—
3 – pass	16,845	3,994	4,416	—
4 – pass	40,348	6,265	5,071	1,250
5 – special mention	2,994	1,249	1,574	774
6 – substandard	1,441	857	610	—
7 – doubtful	—	—	—	—
8 – loss	—	—	—	—

	$62,020	$12,365	$11,671	$2,024

Consumer Loans

Credit Quality	Home Equity LOC	Residential Mortgage	Home Equity Term	Consumer Installment	Consumer LOC
Pass	$8,808	$1,035	$118	$335	$673
Special mention	344	—	—	33	—
Substandard	1,014	—	—	—	—
Doubtful	—	—	—	—	—
Loss	—	—	—	—	—

	$10,166	$1,035	$118	$368	$673

A loan is considered a troubled debt restructure (“TDR”) if the Bank for economic or legal reasons related to the borrower’s financial condition grants a concession to the debtor that the Bank would not otherwise consider. TDRs represent loans where the original terms of the agreement have been modified to provide relief to the borrower and are individually evaluated for impairment. The Bank had one loan classified as a TDR at December 31, 2011 and 2010, and it continues to perform according to the modified terms.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect all principal and interest payments according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include delinquency status, collateral value, and know factors adversely affecting the ability of the borrower to satisfy the terms of the agreement. When an individual loan is classified as impaired, the Bank measures impairment using (1) the present value of expect cash flows discounted at the loans effective interest rate, (2) the loans observable market price, or (3) the fair value of the collateral. The method used is determined on a loan by loan basis, except for a collateral dependent loan. All collateral dependent loans are required to be measured using the fair value of collateral method. If the value of an impaired loan is less than the recorded investment in the loan, an impairment reserve is recognized. All modified loans are considered impaired.

Large groups of homogeneous loans are collectively evaluated for impairment. Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment disclosures, except if modified and considered to be a troubled debt restructuring

Information regarding modified loans as of December 31 (000s omitted):

2011 Trouble Debt Restructuring	Number of Contract	Pre- Modification Investment	Post- Modification Investment
Commercial Real Estate	1	$699	$699
Commercial Term	—	—	—
Commercial LOC	—	—	—
Construction	—	—	—
Home Equity	—	—	—
Residential Mortgage	—	—	—
Consumer	—	—	—

2010 Trouble Debt Restructuring	Number of Contract	Pre- Modification Investment	Post- Modification Investment
Commercial Real Estate	1	$699	$699
Commercial Term	—	—	—
Commercial LOC	—	—	—
Construction	—	—	—
Home Equity	—	—	—
Residential Mortgage	—	—	—
Consumer	—	—	—

Information regarding impaired loans at December 31 (000s omitted):

	$2,107	$2,107	$2,107	$2,107	$2,107
2011	Recorded	Unpaid		Average	Interest
	Investment	Principal	Allowance	Investment	Recognized
Allowance recorded:
Commercial Line of Credit	$—	$—	$—	$—	$—
Commercial Real Estate	$699	$699	$115	$699	$35
Home Equity Line of Credit	$590	$590	$211	$590	$29

Total:
Commercial	$699	$699	$115	$699	$35
Home Equity	$590	$590	$211	$590	$29

	$2,107	$2,107	$2,107	$2,107	$2,107
2010	Recorded	Unpaid		Average	Interest
	Investment	Principal	Allowance	Investment	Recognized
No related allowance recorded:
Home Equity Line of Credit	$298	$298	$—	$256	$—
Allowance recorded:
Commercial Line of Credit	1,407	1,407	17	1,418	99
Commercial Real Estate	699	699	8	117	7
Home Equity Line of Credit	590	590	212	197	10

Total:
Commercial	$2,107	$2,107	$25	$1,674	$106
Home Equity	$887	$887	$212	$453	$10

As of December 31, 2011 and 2010, loans totaling approximately $4,000 and $298,000, respectively were more than 30 days past due. Nonperforming loans, which represents non-accruing loans and loans past due 90 days or more and still accruing interest, were $0 and $298,000 at December 31, 2011 and December 31, 2010, respectively. Loans are placed in non-accrual status when, in the opinion of management, uncertainty exists as to the ultimate collection of principal and interest. Commercial loans are reported as being in non-accrual status if: (a) they are maintained on a cash basis because of deterioration in the financial position of the borrower, (b) payment in full of interest or principal is not expected, or (c) principal or interest has been in default for a period of 90 days or more. If it can be documented that the loan obligation is both well secured and in the process of collection, the loan may remain on accrual status. However, if the loan is not brought current before becoming 120 days past due, the loan is reported as non-accrual. A non-accrual asset may be restored to accrual status when none of its principal or interest is due and unpaid, when it otherwise becomes well secured, or is in the process of collection.

Information regarding past due loans at December 31 follows (000s omitted):

	Loans past due			Total		Total	Non-	>90 days
2011	30 - 59	60 - 90	Over 90	Past Due	Current	Loans	Accrual	Accruing
Commercial real estate	$—	$—	$—	$—	$64,436	$64,436	$—	$—
Commercial term	—	—	—	—	15,758	15,758	—	—
Commercial LOC	—	—	—	—	10,768	10,768	—	—
Construction	—	—	—	—	2,541	2,541	—	—
Home equity LOC	—	—	—	—	9,619	9,619	—	—
Residential mortgage	—	—	—	—	1,828	1,828	—	—
Home equity term	—	—	—	—	111	111	—	—
Consumer installment	4	—	—	4	599	603	—	—
Consumer LOC	—	—	—	—	700	700	—	—

	$4	$—	$—	$4	$106,360	$106,364	$—	$—

	Loans past due			Total		Total	Non-	>90 days
2010	30 - 59	60 - 90	Over 90	Past Due	Current	Loans	Accrual	Accruing
Commercial real estate	$—	$—	$—	$—	$62,020	$62,020	$—	$—
Commercial term	—	—	—	—	12,365	12,365	—	—
Commercial LOC	—	—	—	—	11,671	11,671	—	—
Construction	—	—	—	—	2,024	2,024	—	—
Home equity LOC	—	—	298	298	9,868	10,166	298	—
Residential mortgage	—	—	—	—	1,035	1,035	—	—
Home equity term	—	—	—	—	118	118	—	—
Consumer installment	—	—	—	—	368	368	—	—
Consumer LOC	—	—	—	—	673	673	—	—

	$—	$—	$298	$298	$100,142	$100,440	$298	$—

Certain directors and executive officers of the Corporation, including associates of such persons, were loan customers of the Bank during 2011 and 2010. A summary of aggregate related-party loan activity for loans to any related party at December 31, 2011 and 2010 is as follows (000s omitted):

	2011	2010
Balance at January 1	$1,782	$1,927
New loans or draws	568	581
Repayments	(787)	(726)

Balance at December 31	$1,563	$1,782

Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing

Note 4 – Loan Servicing

Loans serviced for others are not included in the accompanying consolidated financial statements. The unpaid principal balance of loans serviced for others was $6,388,140 and $0 at December 31, 2011 and December 31, 2010, respectively. Unamortized cost of loan servicing rights included in accrued interest receivable and other assets on the consolidated balance sheet, for the years ended December 31, 2011 and 2010 are shown below:

	2011	2010
Balance, January 1	$—	$—
Amount capitalized	129,783	—
Amount amortized	5,963	—

Balance, December 31	$123,820	$—

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment

Note 5 – Bank Premises and Equipment

A summary of the cost and accumulated depreciation of premises and equipment as of December 31 follows (000s omitted):

	2011	2010
Leasehold improvements	$1,681	$1,638
Furniture and equipment	379	375
Computer equipment & software	506	420

Total	2,566	2,433
Less: accumulated depreciation	1,171	1,073

Net premises and equipment	$1,395	$1,360

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $218,478, $180,312 and $303,360 respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits/Minimum Regulatory Capital Requirements [Abstract]
Deposits

Note 6 – Deposits

The following is a summary of the distribution of deposits at December 31 (000s omitted):

	2011	2010
Non-interest bearing deposits	$19,662	$14,190
NOW accounts	8,040	7,897
Savings and money market accounts	24,810	24,700
Certificates of deposit <$100,000	11,469	12,153
Certificates of deposit >$100,000	43,697	38,310

Total	$107,678	$97,250

At December 31, 2011, the scheduled maturities of time deposits are as follows (000s omitted):

	<$100,000	>$100,000	Total
2012	$8,411	$21,776	$30,187
2013	1,661	14,875	16,536
2014	859	5,316	6,175
2015	78	991	1,069
2016	460	739	1,199
Thereafter	—	—	—

Total	$11,469	$43,697	$55,166

Stock Options and Warrants	12 Months Ended
Dec. 31, 2011
Stock Options and Warrants [Abstract]
Stock Options and Warrants

Note 7 – Stock Options and Warrants

The Corporation measures the cost of employee services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost is recognized as compensation expense over the vesting period of the awards. The Corporation is required to estimate the fair value of all stock options on each grant date, using an appropriate valuation approach such as the Black-Scholes option pricing model.

The Corporation’s 2006 Stock Incentive Plan (the “Plan”) was approved by shareholders on April 23, 2007. Under the Plan, the Corporation is authorized to grant options to key employees for up to 225,000 shares of common stock. The Corporation believes the Plan serves to better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to the market price of the Corporation’s stock at the date of grant. The option awards vest based upon a three year to five year schedule, with the first tranche vesting as of April 23, 2008, and have 10-year contractual terms.

During 2007, the Corporation issued 180,000 stock options. Based on the fair market value at the grant date using the Black-Scholes option pricing model, the compensation cost recognized by the Corporation for the portion of the equity awards earned during 2011 and 2010 was $0 and $3,695 respectively. No income tax benefit was recognized in the income statement for share based compensation (see Note 8). There is no difference between basic and diluted loss per share due to the anti-dilutive effect of outstanding options at December 31, 2010. No additional options were granted during 2011 or 2010.

In 2006, the Corporation issued warrants to organizers to purchase 184,000 shares of common stock at an exercise price of $10.00 per share. The warrants expire in 2016.

The Corporation uses a Black-Scholes formula to estimate the calculated value of its share-based payments. The volatility assumption used in the Black-Scholes formula is based on the volatility of the America’s Community Bankers index as quoted on the NASDAQ exchange. The Corporation calculated the historical volatility using the closing total returns for that index for the 3 years immediately prior to the grant date.

The aggregate intrinsic value of the options represents the total pretax intrinsic value (i.e., the difference between the Corporation’s closing stock price on the last trading day of our fiscal year and the exercise price, times the number of shares) that would have been received by the option holders had all option holders exercised their options on that date. As of December 31, 2011, all outstanding and exercisable options are out of the money (options have an exercise price that exceeds market value), and they are assumed to have no intrinsic value. The intrinsic value of the options changes based on the fair market value of the Corporation’s stock. As of December 31, 2011 and 2010, outstanding options were 82,500. Options available to be exercised at a price of $10 were 72,500 at the end of 2011 versus 62,500 at year end 2010. There were no options exercised for the three years ended December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 8 – Income Taxes

Allocation of income taxes between current and deferred portions is as follows:

	$(2,884,715)	$(2,884,715)	$(2,884,715)
	2011	2010	2009
Current expense	$—	$—	$—
Deferred (benefit) expense	(2,884,715)	—	—

Total income tax (benefit) expense	$(2,884,715)	$—	$—

The reasons for the differences between the income tax expense at the federal statutory income tax rate and the recorded income tax expense are summarized as follows:

	$(2,884,715)	$(2,884,715)	$(2,884,715)
	2011	2010	2009
Income tax expense (benefit) at federal statutory rate of 34%	$356,814	$146,435	$(650,393)
Increases resulting from nondeductible expenses	30,647	13,468	9,112
Other	(6,080)	—	—
Change in valuation allowance	(3,266,096)	(159,903)	641,281

Income tax expense (benefit)	$(2,884,715)	$—	$—

The components of the net deferred tax assets, included in other assets, are as follows:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$408,437	$344,430
Organizational costs	447,734	495,281
Net operating loss carry-forward	1,935,597	2,302,452
Share based compensation	142,800	142,800
Other	60,129	90,852

Total deferred tax asset	2,294,697	3,375,815

Less: Valuation allowance	—	3,266,096

Deferred tax liabilities:
Fixed assets	75,382	86,019
Unrealized gain/loss on securities	49,026	—
Other	34,600	23,700

Total deferred tax liabilities	159,008	109,719

Net deferred tax assets	$2,835,689	$—

The Corporation’s deferred tax asset (“DTA”) is included in other assets on the balance sheet. A valuation reserve is required when it is more likely than not that a portion or all of the benefit related to the asset will not be realized. Since inception, the Corporation had provided a valuation reserve for the full amount of the DTA balance due to cumulative losses, but this was reversed in 2011. The Corporation believes there is sufficient evidence that it would recognize the benefits of the DTA based on improved earnings, positive performance trends and future projections demonstrating sustainable profitability. As a result, no valuation reserve is required as of December 31, 2011.

The Corporation has net operating loss carry-forwards of approximately $5,832,000 that are available to reduce future taxable income. The carry-forwards begin to expire in 2027, extending through the year ending December 31, 2030.

Leases and Commitments	12 Months Ended
Dec. 31, 2011
Leases and Commitments [Abstract]
Leases and Commitments

Note 9 – Leases and Commitments

The Corporation has entered into a lease agreement for its main office facility. Payments began in February 2005 and the initial term of the lease expires in October 2015. In October 2007, the Corporation exercised its first renewal option on the property which expires in October 2025. The main office lease has one additional ten year renewal option. The Corporation also entered into a lease agreement for its former branch office in Bloomfield Township which provided for lease payments to begin in March 2006 and expire February 2016. The Bloomfield Township branch office lease was terminated effective January 18, 2010 pursuant to an agreement with the leaseholder. The termination agreement called for a one-time payment of $110,000 to the leaseholder to end the lease. In October 2010, the Corporation entered into a one year lease agreement for a lending production office (“LPO”) in Bay City, Michigan. The lease was not renewed and ended in October 2011. In March 2011, a new one year lease was signed for additional office space in the building adjacent to the main office at a rate of $2,800 per month. The lease has two, five year renewal options. The Bank operated two additional independent LPO’s located in Michigan during 2011 on temporary month to month leases. These locations were closed during the year. Rent expense under all lease agreements was $285,000 for the year ended December 31, 2011, $247,000 for the year ended December 31, 2010, and $280,000 for the year ended December 31, 2009.

The following is a schedule of future minimum rental payments under operating leases on a calendar year basis:

2012	$242,816
2013	239,098
2014	243,910
2015	248,746
2016	253,721
thereafter	2,473,081

Total	$3,701,372

Restrictions on dividends, loans and advances	12 Months Ended
Dec. 31, 2011
Restrictions on dividends, loans and advances/Shareholders' Equity [Abstract]
Restrictions on dividends, loans and advances

Note 10 – Restrictions on dividends, loans and advances

Banking regulations place certain restrictions on dividends paid and loans or advances made by the Bank to the Corporation.

The total amount of dividends that may be paid at any date is generally limited to the retained earnings of the Bank. In addition, dividends paid by the Bank would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum standards. Because of the aggregated total of the Bank’s startup losses, the Bank’s retained earnings available for the payment of dividends, without approval from the regulators, was $0 at December 31, 2011. Accordingly, all of the Corporation’s investment in the Bank was restricted at December 31, 2011.

Loans or advances made by the Bank to the Corporation are generally limited to 10 percent of the Bank’s capital stock and surplus. Accordingly, at December 31, 2011, Bank funds available for loans or advances to the Corporation amounted to $1,375,000.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans	Note 11 – Retirement Plans The Corporation sponsors a 401(k) plan for substantially all employees. There were no required matching contributions for 2011 or 2010.

Parent Only Financial Statements	12 Months Ended
Dec. 31, 2011
Parent Only Financial Statements [Abstract]
Parent Only Financial Statements

Note 12 – Parent Only Financial Statements

The condensed financial information that follows presents the financial condition of Birmingham Bloomfield Bancshares, Inc. (the “Parent”) along with the results of operations and its cash flows. The Parent has recorded its investment in its subsidiaries at cost plus its share of the earnings (losses) of its subsidiaries. The Parent recognizes dividends from its subsidiaries as revenue and earnings of its subsidiaries as other income. The Parent financial information should be read in conjunction with the Corporation’s consolidated financial statements.

The condensed balance sheets as of December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Assets
Cash and cash equivalents	$1,642,997	$1,854,322
Investment in subsidiary	13,841,805	9,230,821
Other assets	529,472	—

Total assets	$16,014,274	$11,085,143

Liabilities and Shareholders’ Equity
Other liabilities	$49,732	$99,618
Shareholders’ equity	15,964,542	10,985,525

Total liabilities and shareholders’ equity	$16,014,274	$11,085,143

The condensed statements of operations for the years ended December 31, 2011, 2010 and 2009 are as follows:

	For the Years Ended December 31,
	2011	2010	2009
Dividends from subsidiary	$—	$—	$—
Other income	—	—	—

Total income	—	—	—

Salaries and employee benefits	18,000	15,000	59,567
Professional fees	120,620	184,881	142,075
Other expenses	69,407	19,427	54,879

Total non-interest expense	208,027	219,308	256,521

Income taxes (benefit)	(529,472)	—	—

Net income (loss) before net income (loss) of subsidiary	321,445	(219,308)	(256,521)
Undistributed net income (loss) of subsidiary	3,612,723	650,000	(1,656,401)

Net income (loss)	3,934,168	430,692	(1,912,922)
Effective dividend on preferred stock	184,092	192,730	75,262

Net income (loss) applicable to common shareholders	$3,750,076	$237,962	$(1,988,184)

The condensed statements of cash flows for the years ended December 31, 2011, 2010 and 2009 are as follows:

	For the Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities
Net income (loss)	$3,934,168	$430,692	$(1,912,922)
Undistributed (income) loss of subsidiary	(3,612,723)	(650,000)	1,656,401
Share based payments expense	32,288	3,695	22,906
Net increase in other assets	(529,472)	—	—
Net increase (decrease) in other liabilities	(49,887)	52,878	45,240

Net cash used in operating activities	(225,626)	(162,735)	(188,375)

Cash flows from investing activities
Investment in subsidiary	(1,016,000)	—	(1,489,000)
Decrease in premises and equipment	—	—	—

Net cash used in investing activities	(1,016,000)	—	(1,489,000)

Cash flows from financing activities
Proceeds from sale of senior preferred stock	4,621,000	—	3,379,000
Retirement of senior preferred stock	(3,461,000)	—	—
Dividends on senior preferred stock	(129,699)	(176,330)	(64,055)

Net cash (used in) provided by financing activities	1,030,301	(176,330)	3,314,945

Increase (decrease) in cash and cash equivalents	(211,325)	(339,065)	1,637,570
Cash and cash equivalents at beginning of period	1,854,322	2,193,387	555,817

Cash and cash equivalents at end of period	$1,642,997	$1,854,322	$2,193,387

Off Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Off Balance Sheet Risk [Abstract]
Off Balance Sheet Risk

Note 13 – Off Balance Sheet Risk

Credit-related Financial Instruments

The Corporation is a party to credit-related financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, standby letters of credit, and commercial letters of credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.

The Corporation’s exposure to credit loss is represented by the contractual amount of these commitments. The Corporation follows the same credit policies in making commitments as it does for on-balance-sheet instruments.

At December 31, 2011 and 2010, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2011	2010
Commitments to grant loans	$16,212,000	$13,564,000
Unfunded commitments under lines of credit	$13,363,000	$12,914,000
Commercial and standby letters of credit	$1,003,000	$803,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The commitments for equity lines of credit may expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. The amount of collateral obtained, if it is deemed necessary by the Corporation, is based on management’s credit evaluation of the customer.

Unfunded commitments under commercial lines of credit, revolving credit lines, and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. These lines of credit are collateralized and usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Corporation is committed.

Commercial and standby letters of credit are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. Those letters of credit are used primarily to support public and private borrowing arrangements. Essentially all letters of credit issued have expiration dates within one year. The credit risk involved is extending loan facilities to customers. The Corporation generally holds collateral supporting those commitments if deemed necessary.

Collateral Requirements - To reduce credit risk related to the use of credit-related financial instruments, the Corporation might deem it necessary to obtain collateral. The amount and nature of the collateral obtained are based on the Corporation’s credit evaluation of the customer. Collateral held varies but may include cash, securities, accounts receivable, inventory, property, plant, and equipment, and real estate.

If the counterparty does not have the right and ability to redeem the collateral or the Corporation is permitted to sell or re-pledge the collateral on short notice, the Corporation records the collateral on its balance sheet at fair value with a corresponding obligation to return it.

Legal Contingencies - Various legal claims also arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Corporation’s financial statements.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments/Fair Value Accounting [Abstract]
Fair Value of Financial Instruments

Note 14 – Fair Value of Financial Instruments

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Corporation’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. The fair value disclosure herein excludes all non-financial instruments. Therefore, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Corporation.

The following methods and assumptions were used by the Corporation in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents - The carrying values of cash and cash equivalents approximate fair values.

Securities - Quoted market prices in an active market are used to value securities when such prices are available. Those securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows using reasonable inputs. Level 2 securities include U.S. Government agency securities, mortgage backed securities, obligations of states and municipalities, and certain corporate securities. Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities, but rather relying on the investment securities’ relationship to other benchmark quoted investment securities. In certain cases where Level 1 or Level 2 inputs are not available, securities would be classified within Level 3 of the hierarchy.

Loans Receivable - For variable rate loans that re-price frequently and with no significant change in credit risk, fair values are based on carrying values. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values of nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Deposit Liabilities - The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Accrued Interest - The carrying value of accrued interest approximates fair value.

Other Financial Instruments - The fair value of other financial instruments, including loan commitments and unfunded letters of credit, based on discounted cash flow analyses, is not material.

The carrying values and estimated fair values of financial instruments are as follows (000s omitted):

	2011		2010
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$4,694	$4,694	$5,366	$5,366
Securities available for sale	4,764	4,764	3,360	3,360
Net Portfolio Loans	104,724	104,638	98,931	99,786
Loans held for sale	2,485	2,485	323	323
Accrued interest receivable	450	450	440	440

Financial liabilities:
Deposits	107,678	107,987	97,250	97,688
Secured borrowings	—	—	1,469	1,469
Accrued interest payable	61	61	115	115

Fair Value Accounting	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments/Fair Value Accounting [Abstract]
Fair Value Accounting

Note 15 – Fair Value Accounting

Accounting standards establishes a three-level valuation hierarchy for fair value measurements. The valuation hierarchy prioritizes valuation techniques based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date and are the primary method of valuation used by Birmingham Bloomfield Bancshares, Inc. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels are defined as follows.

•	Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets which the Corporation can participate.

•

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

Following is a description of the inputs and valuation methodologies used for instruments measured at fair value on a recurring basis and recognized in the accompanying consolidated balance sheets, as well as general classification of those instruments under the valuation hierarchy.

Available-for-sale Securities

Quoted market prices in an active market are used to value securities when such prices are available. Those securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, the fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows using reasonable inputs. Level 2 securities include U.S. Government agency securities, mortgage backed securities, obligations of states and municipalities, and certain corporate securities. Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for specific investment securities, but rather relying on the investment securities’ relationship to other benchmark quoted investment securities. In certain cases where Level 1 or Level 2 inputs are not available, securities would be classified within Level 3 of the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a recurring basis and the level within the valuation hierarchy in which the fair value measurements fall at December 31, 2011 and 2010 (000s omitted):

December 31, 2011	Level 1	Level 2	Level 3	Fair Value
U.S. government agency	$—	$2,354	$—	$2,354
Municipal securities	—	721	—	721
Mortgage backed securities	—	1,258	—	1,258
Corporate bonds	—	262	—	262

Securities available for sale	$—	$4,595	$—	$4,595

December 31, 2010	Level 1	Level 2	Level 3	Fair Value
U.S. government agency	$—	$1,361	$—	$1,361
Municipal securities	—	657	—	657
Mortgage backed securities	—	928	—	928
Corporate bonds	—	254	—	254

Securities available for sale	$—	$3,200	$—	$3,200

Following is a description of the inputs and valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying consolidated balance sheets, as well as general classification of those instruments under the valuation hierarchy.

Impaired Loans

Loans for which it is probable the Corporation will not collect all principal and interest due according to the contractual terms are measured for impairment. The fair value of impaired loans is estimated using one of three methods; market value, collateral value, or discounted cash flow. Those impaired loans not requiring an allowance represent loans for which the fair value of collateral exceeds the recorded investment. When the fair value of the collateral is based on an observable market price or current appraised value, the impaired loan is classified within Level 2. When a market value is not available or management applies a discount factor to the appraised value, the Corporation records the impaired loan in Level 3.

The following table presents the fair value measurements of assets recognized in the accompanying consolidated balance sheets measured at fair value on a non-recurring basis and the level within the valuation hierarchy in which the fair value measurements fall at December 31 (000s omitted):

December 31, 2011	Balance	Level 1	Level 2	Level 3	Losses
Impaired Loans	$1,289	$—	$—	$1,289	$—

December 31, 2010	Balance	Level 1	Level 2	Level 3	Losses
Impaired Loans	$2,994	$—	$—	$2,994	$200

Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Deposits/Minimum Regulatory Capital Requirements [Abstract]
Minimum Regulatory Capital Requirements

Note 16 – Minimum Regulatory Capital Requirements

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. The prompt corrective action regulations provide four classifications, well capitalized, adequately capitalized, undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The Bank was well-capitalized as of December 31, 2011 and 2010.

The Bank’s actual capital amounts and ratios as of December 31, 2011 and 2010 are presented in the following table (000s omitted):

	Actual		For Capital Adequacy Purposes		To be Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total risk-based capital
(to risk weighted assets)
Bank of Birmingham	$13,504	12.0%	$9,026	8.0%	$11,283	10.0%

Tier I capital
(to risk weighted assets)
Bank of Birmingham	$12,091	10.7%	$4,513	4.0%	$6,770	6.0%

Tier I capital
(to average assets)
Bank of Birmingham	$12,091	9.9%	$4,866	4.0%	$6,083	5.0%

As of December 31, 2010
Total risk-based capital
(to risk weighted assets)
Bank of Birmingham	$10,334	10.6%	$7,834	8.0%	$9,792	10.0%

Tier I capital
(to risk weighted assets)
Bank of Birmingham	$9,117	9.3%	$3,917	4.0%	$5,875	6.0%

Tier I capital
(to average assets)
Bank of Birmingham	$9,117	8.1%	$4,477	4.0%	$5,597	5.0%

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)

Note 17 – Quarterly Results of Operations (unaudited)

The following table summarizes the Corporation’s quarterly results for the years ended December 31, 2011 and 2010 (000s omitted):

2011	4th Quarter	3rd Quarter	2nd Quarter	1st Quarter
Interest income	$1,630	$1,582	$1,565	$1,588
Interest expense	280	301	314	329

Net interest income	1,350	1,281	1,251	1,259
Provision for loan losses	75	105	15	39
Non-interest income	309	319	280	325
Non-interest expense	1,484	1,317	1,207	1,083

Income before income taxes	100	177	309	462
Income tax expense (benefit)	(2,885)	—	—	—

Net income	2,985	177	309	462
Effective dividend on preferred stock	20	68	48	48

Net income (loss) applicable to common shareholders	2,965	109	261	414

Basic and diluted income per share	$1.64	$0.06	$0.15	$0.23

2010	4th Quarter	3rd Quarter	2nd Quarter	1st Quarter
Interest income	$1,501	$1,531	$1,436	$1,283
Interest expense	327	337	352	324

Net interest income	1,174	1,194	1,084	959
Provision for loan losses	49	256	177	112
Non-interest income	21	27	42	35
Non-interest expense	977	867	815	853

Income before income taxes	169	98	134	29
Income tax expense (benefit)	—	—	—	—

Net income	169	98	134	29
Effective dividend on preferred stock	48	48	49	47

Net income (loss) applicable to common shareholders	121	50	85	(18)

Basic and diluted income per share	$0.07	$0.03	$0.04	$(0.01)

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Restrictions on dividends, loans and advances/Shareholders' Equity [Abstract]
Shareholders' Equity

Note 18 – Shareholders’ Equity

Participation in the TARP Capital Purchase Program

On April 24, 2009, the Corporation entered into a Securities Purchase Agreement with the U.S. Treasury under the Capital Purchase Program. Pursuant to the Securities Purchase Agreement, the Corporation issued and sold to the Treasury (i) 1,635 shares of the Corporation’s Series A Preferred Shares (liquidation preference $1,000 per share, and (ii) the Warrant to purchase 82 shares of the Corporation’s preferred stock (preferred stock B) which was immediately exercised (liquidation preference $1,000 per share). The total proceeds received of $1,635,000 were allocated between the Series A and Series B stock on a relative fair value basis. The discount/premium will be amortized over a five year period.

On December 18, 2009, the Corporation issued 1,744 shares of Series C, no par value ($1,000 liquidation preference per share) fixed rate cumulative perpetual preferred stock (Preferred Stock) to the U.S. Treasury in exchange for $1,744,000 under the Capital Purchase Program (CPP). The same rules and restrictions below apply to all preferred stock issued under the program. All of the Preferred Stock qualifies as Tier 1 capital.

As a result of the CPP transaction, the Corporation is required to take certain actions, for so long as the Treasury holds any securities acquired from the Corporation pursuant to the CPP, to ensure that its executive compensation and benefit plans with respect to Senior Executive. The applicable executive compensation standards generally remain in effect during the CPP Period and apply to the Corporation’s Senior Executive Officers, which includes the Corporation’s Chief Executive Officer, its Chief Financial Officer, and the next three most highly-compensated executive officers.

The Preferred Stock A and C pays cumulative quarterly cash dividends at a rate of 5% per annum on the $1,000 liquidation preference for the first five years and at a rate of 9% per year thereafter. Preferred Stock B pays cumulative quarterly cash dividends at a rate of 9% per annum. In addition, all accrued and unpaid dividends on the Preferred Stock must be declared and the payment set aside for the benefit of the holders of Preferred Stock before any dividend may be declared on our common stock and before any shares of our common stock may be repurchased, subject to certain limited exceptions. Holders of shares of the Preferred Stock have no right to exchange or convert such shares into any other security of Birmingham Bloomfield Bancshares, Inc. and have no right to require the redemption or repurchase of the Preferred Stock. The Preferred Stock is non-voting, other than class voting rights on certain matters that could adversely affect the Preferred Stock. The Preferred Stock may be redeemed at any time with regulatory approval. The Treasury may also transfer the Preferred Stock to a third party at any time. The Corporation has the right to redeem the Preferred Shares at any time after consulting with its primary regulator, in which case the executive compensation standards would no longer apply to the Corporation.

Participation in the Small Business Lending Fund and Redemption of Preferred Shares from the TARP Capital Purchase Program

On July 28, 2011, the Corporation entered into a Securities Purchase Agreement with the Secretary of the Treasury (the “Treasury”), pursuant to which the Corporation issued and sold to the Treasury 4,621 shares of its Senior Non-Cumulative Perpetual Preferred Stock, Series D (“Series D Preferred Stock”), having a liquidation preference of $1,000 per share (the “Liquidation Amount”), for aggregate proceeds of $4,621,000. Proceeds totaling $3,4611,00 from the issuance of the Series D Preferred Stock were used to redeem from the Treasury all of the Series A Preferred Shares, Series B Preferred Shares, and Series C Preferred Shares which were issued to the Treasury in 2009 under the Treasury’s Emergency Economic Stabilization Act of 2008 Capital Purchase Program. As a result of the transaction, the Corporation recorded $46,000 in accelerated accretion on the remaining discount of the Capital Purchase Program Preferred stock during the third quarter of 2011, reducing the amount available to common shareholders.

The Series D Preferred Stock is entitled to receive non-cumulative dividends payable quarterly, on each January 1, April 1, July 1 and October 1, beginning October 1, 2011. The dividend rate, which is calculated on the aggregate Liquidation Amount, is based upon the current level of “Qualified Small Business Lending”, or “QSBL” (as defined in the Securities Purchase Agreement) by the Company’s wholly owned subsidiary Bank of Birmingham. The dividend rate for future dividend periods will be set based upon the “Percentage Change in Qualified Lending” (as defined in the Securities Purchase Agreement) between each dividend period and the “Baseline” QSBL level. Such dividend rate may vary from 1% per annum to 5% per annum for the second through tenth dividend periods, from 1% per annum to 7% per annum for the eleventh dividend period through year four and one-half. If the Series D Preferred Stock remains outstanding for more than four and one-half years, the dividend rate will be fixed at 9%. Prior to that time, in general, the dividend rate decreases as the level of the Bank’s QSBL increases. Such dividends are not cumulative, but the Company may only declare and pay dividends on its common stock (or any other equity securities junior to the Series D Preferred Stock) if it has declared and paid dividends for the current dividend period on the Series D Preferred Stock, and will be subject to other restrictions on its ability to repurchase or redeem other securities.